Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Segment assets	$ 4,115.3		$ 4,115.3		$ 4,489.6
Total liabilities	4,285.6		4,285.6		$ 4,579.4
Additions of property, plant and equipment, right of use assets and intangible assets	53.5	$ 96.0	163.7	$ 236.9
Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	53.9	96.0	164.1	236.5
Unallocated items
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	(0.4)		(0.4)	0.4
Nigeria | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	33.7	41.7	76.2	60.3
SSA | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	16.5	31.3	33.1	69.4
Latam | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	$ 3.7	$ 23.0	$ 54.8	$ 106.8